Benefit Plans (Expected Benefit Payments) (Details) $ in Thousands	Dec. 31, 2016 USD ($) [1]
Compensation and Retirement Disclosure [Abstract]
2017	$ 4,906
2018	0
2019	0
2020	0
2021	0
2022-2026	$ 0

[1]	Represents management’s expectation as of December 31, 2016 as to when such payments will be made.